Accounts payable for business combination (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in accounts payable for business combination
Opening balance		R$ 614,120	R$ 625,277
Net additions	[1]	0	28,043
Cash payment		0	(4,100)
Payments in installments		(170,999)	(92,152)	R$ (11,379)
Interest payment		(65,855)	(8,096)	(603)
Interest adjustment		59,334	65,207
Remeasurement		0	(59)
Closing balance		R$ 436,600	R$ 614,120	R$ 625,277

[1]	In December 31, 2023 it includes the purchase price of Escola Start, in the amount of R$ 4,481, and the price adjustment in the acquisition of companies, in the amount of R$ 23,562, as follows: (i) increase of R$32,968 in the purchase price of Mind Makers, due to the performance of the business, considering the number of students who used the products made available by this entity in April 2023, in accordance with the 4thontractual amendment, which defined the targets for the payment of earnout, and (ii) reduction of R$9,406 in the price of the company Editora de Gouges (“Eleva”), as a result of the review of the net debt provided for in the shareholder’s agreement.